Unit-Based Compensation (Details) - Schedule of weighted average fair value of black-scholes	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unit-Based Compensation (Details) - Schedule of weighted average fair value of black-scholes [Line Items]
Expected unit price volatility		45.00%
Risk-free interest rate		0.10%
Expected annual dividend yield
Expected term (years)	6 years 6 months	1 year 14 days
Minimum [Member]
Unit-Based Compensation (Details) - Schedule of weighted average fair value of black-scholes [Line Items]
Expected unit price volatility	65.00%
Risk-free interest rate	2.90%
Maximum [Member]
Unit-Based Compensation (Details) - Schedule of weighted average fair value of black-scholes [Line Items]
Expected unit price volatility	70.00%
Risk-free interest rate	3.60%